PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 131,751	R$ 182
Civil, Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
[custom:EstimatedFinancialEffectOfContingentLiability-0]	71,928	248,560
Amount of contingencies	14,518,170	14,257,611
Amount of contingencies	1,679,407,000	1,523,987,000
ProvisionForTaxMember
IfrsStatementLineItems [Line Items]
Amount of contingencies	12,499,764,000	12,536,528,000
ProvisionForTaxMember | Brazilian Federal Revenue [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 638,361,000	629,341,000
ProvisionForTaxMember | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in administrative and judicial disputes related to the non-cumulative system due to divergence on the concept of input and the use in the productive process, the requirement of taxation of revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Laws 2.445/88 and 2.449/88 (“semestralidade”), untimely credits and others, in the amount of R$6,371,171 (R$5,549,431 as of December 31, 2020).
ProvisionForTaxMember | ICMS ("State VAT") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in disputes related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$253,765 (R$416,238 as of December 31, 2020); (ii) lack of evidence of exports in the amount of R$63,361 (R$265,590 as of December 31, 2020);(iii) infraction notices from State of Rio de Janeiro related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$567,903 (R$550,367 as of December 31, 2020); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$249,715 (R$239,845 as of December 31, 2020); (v) infraction notice about ICMS in Goiás related to the exclusion of the reversal of the tax credit from the calculation base of PROTEGE, in the amount of R$184,300 (R$105,866 as of December 31, 2020); and (vi) R$2,063,603 (R$2,228,462 on December 31, 2020) related to other claims.
ProvisionForTaxMember | IPI ("Federal VAT") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$182,246 (R$209,314 as of December 31, 2020)
ProvisionForTaxMember | INSS ("Brazilian Social Security") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$417,903 (R$418,957 as of December 31, 2020).
ProvisionForTaxMember | Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the requirement of 50% fine on the compensations of PIS, COFINS and IRPJ not approved awaiting final decision of the compensation processes, drawback proof, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$180,574 (R$674,055 as of December 31, 2020). The reduction in the year ended December 31, 2021 is mainly due to the development in the proceedings related to isolated fine on denial of tax credits compensation, for which the probability of loss was reviewed and classified as remote
Income Tax And Social Contribution (IRPJ and CSLL) [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 1,326,862,000	1,249,062,000
ProvisionForLaborMember
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 338,999,000	R$ 197,097,000